SCHEDULE OF NET OPERATING TAX LOSSES CARRIED FORWARD (Details)	Sep. 30, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Total	$ 1,785,877
Tax Authority U S A [Member]
Operating Loss Carryforwards [Line Items]
Validity period - Unlimited	82,506,757
Tax Authority Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Validity period - Unlimited	19,149
Tax Year 2025 [Member]
Operating Loss Carryforwards [Line Items]
Total	14,696
Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Total	43,371
Tax Year 2027 [Member]
Operating Loss Carryforwards [Line Items]
Total	2,100
Tax Year 2028 [Member]
Operating Loss Carryforwards [Line Items]
Total	3,031
Latest Tax Year [Member]
Operating Loss Carryforwards [Line Items]
Total	$ 1,722,679